UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Select Money Market Portfolio

May 31, 2009

1.802201.105

MON-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.5%
Due Date	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC
6/5/09	0.50% (e)	$ 40,000,000	$ 40,000,000
LP Pinewood SPV LLC
6/5/09	0.50 (e)	10,000,000	10,000,000
Roche Holdings, Inc.
9/18/09	1.91 (f)	80,250,000	80,250,000
TOTAL CORPORATE BONDS			130,250,000
Certificates of Deposit - 45.1%

Domestic Certificates Of Deposit - 0.9%
State Street Bank & Trust Co., Boston
6/5/09 to 6/18/09	1.10 to 1.25	76,000,000	76,000,000
London Branch, Eurodollar, Foreign Banks - 14.0%
Bank of Montreal
7/1/09	0.30	7,000,000	7,000,000
Commonwealth Bank of Australia
6/29/09 to 12/1/09	0.49 to 0.65	90,000,000	90,000,612
Credit Agricole SA
7/13/09 to 12/1/09	0.70 to 1.20	247,000,000	247,000,000
Credit Industriel et Commercial
6/1/09 to 8/18/09	0.67 to 1.40	145,000,000	145,000,000
Danske Bank AS
6/24/09 to 6/29/09	0.60 to 0.61	54,000,000	54,000,382
HSBC Bank PLC
6/3/09 to 11/27/09	0.50 to 1.05	153,000,000	153,000,000
ING Bank NV
7/3/09 to 8/10/09	0.84 to 1.15	195,000,000	195,000,000
Landesbank Hessen-Thuringen
6/3/09 to 9/2/09	0.70 to 1.50	51,000,000	51,000,000
National Australia Bank Ltd.
11/5/09	1.05	27,000,000	27,000,000
UniCredit SpA
6/5/09 to 7/6/09	0.85 to 1.00	206,000,000	206,000,000
			1,175,000,994
New York Branch, Yankee Dollar, Foreign Banks - 30.2%
Banco Bilbao Vizcaya Argentaria SA
6/2/09	1.00	13,000,000	13,000,004
Bank of Montreal
6/5/09 to 6/8/09	0.95 to 1.62 (e)	45,000,000	45,000,000
Bank of Nova Scotia
6/5/09 to 11/23/09	0.55 to 1.57 (e)	278,000,000	278,000,000
Bank of Scotland PLC
7/6/09	1.24 (e)	100,000,000	100,000,000

Due Date	Yield (a)	Principal Amount	Value
Bank Tokyo-Mitsubishi UFJ Ltd.
6/29/09 to 8/11/09	0.45 to 1.05%	$ 173,000,000	$ 173,000,000
BNP Paribas SA
7/13/09 to 11/9/09	0.84 to 1.19	200,000,000	200,000,000
Canadian Imperial Bank of Commerce
6/4/09 to 6/12/09	1.00 to 1.23	28,000,000	28,000,000
Commerzbank AG
7/1/09 to 8/13/09	0.85 to 1.01	71,000,000	71,000,000
Deutsche Bank AG
6/30/09 to 7/6/09	0.50 to 1.40 (e)	95,000,000	95,000,000
DnB NOR Bank ASA
8/13/09 to 8/14/09	1.00	26,000,000	26,000,000
Intesa Sanpaolo SpA
6/1/09 to 11/20/09	0.72 to 1.20 (e)	116,000,000	116,000,000
Lloyds TSB Bank PLC
6/29/09 to 7/13/09	0.70 to 0.80	58,000,000	58,000,000
Natexis Banques Populaires NY
8/12/09	0.98 (e)	16,000,000	16,000,000
Natixis SA
6/1/09 to 8/4/09	1.10 to 1.15 (e)	94,000,000	94,000,000
Rabobank Nederland
8/12/09 to 1/12/10	0.50 to 1.20	396,000,000	396,000,000
Royal Bank of Canada
7/1/09 to 9/9/09	1.00 to 1.51 (e)	135,000,000	135,000,000
Royal Bank of Scotland PLC
6/1/09 to 7/13/09	0.72 to 1.05	149,000,000	149,000,000
Skandinaviska Enskilda Banken AB
7/13/09 to 7/20/09	0.72 to 0.85	95,000,000	95,000,000
Societe Generale
8/5/09 to 10/27/09	0.60 to 1.03 (e)	181,000,000	181,000,000
Sumitomo Mitsui Banking Corp.
6/24/09	0.79	25,000,000	25,000,000
Svenska Handelsbanken AB
8/26/09	1.01 (e)	14,000,000	14,000,000
Toronto-Dominion Bank
6/9/09 to 1/14/10	1.00 to 2.50	236,000,000	236,000,000
			2,544,000,004
TOTAL CERTIFICATES OF DEPOSIT			3,795,000,998
Commercial Paper - 13.0%
Due Date	Yield (a)	Principal Amount	Value
Altria Group, Inc.
6/5/09	1.00%	$ 5,000,000	$ 4,999,444
Banco Bilbao Vizcaya Argentaria SA (London Branch)
6/3/09	1.00	39,000,000	38,997,840
Caisse Nationale des Caisses d' Epargne et de Prevoyance
7/22/09 to 11/19/09	0.69 to 0.89	33,000,000	32,943,875
Commerzbank U.S. Finance, Inc.
7/20/09 to 8/13/09	0.85 to 1.12	35,000,000	34,945,449
CVS Caremark Corp.
6/10/09	6.10	21,000,000	21,000,000
Dakota Notes (Citibank Credit Card Issuance Trust)
6/5/09 to 7/17/09	0.57 to 1.00	151,000,000	150,892,872
DnB NOR Bank ASA
8/10/09 to 9/14/09	0.59 to 1.00	67,000,000	66,871,161
Emerald Notes (BA Credit Card Trust)
6/3/09 to 7/27/09	1.05 to 1.55	93,000,000	92,882,448
Intesa Funding LLC
6/12/09 to 7/6/09	1.10 to 1.80	36,000,000	35,973,545
Kitty Hawk Funding Corp.
6/2/09 to 6/3/09	0.55 to 0.57	12,000,000	11,999,736
Landesbank Hessen-Thuringen
9/2/09	0.70	23,000,000	22,958,408
Natexis Banques Populaires US Finance Co. LLC
7/28/09 to 8/3/09	1.15 to 1.20	53,000,000	52,898,963
Nationwide Building Society
6/8/09 to 9/3/09	0.60 to 1.14	99,000,000	98,880,464
Palisades Notes (Citibank Omni Master Trust)
6/2/09 to 6/4/09	0.90	93,000,000	92,995,650
Sanpaolo IMI U.S. Financial Co.
8/14/09 to 11/30/09	0.58 to 0.95	27,000,000	26,929,941
Santander Finance, Inc.
7/22/09 to 8/3/09	1.51 to 1.66	54,000,000	53,854,750
Societe Generale North America, Inc.
8/10/09	0.60	41,000,000	40,952,167
Toronto Dominion Holdings (USA)
6/15/09 to 11/30/09	0.50 to 2.14	38,000,000	37,838,156
UBS Finance, Inc.
6/8/09	0.80	22,000,000	21,996,578

Due Date	Yield (a)	Principal Amount	Value
UniCredito Italiano Bank (Ireland) PLC
6/3/09 to 7/17/09	0.80 to 0.92%	$ 43,000,000	$ 42,987,092
Virginia Electric & Power Co.
6/9/09 to 6/17/09	0.55 to 0.70	49,420,000	49,410,764
Vodafone Group PLC
6/1/09 to 9/1/09	0.50 to 1.20 (b)	61,000,000	60,865,660
TOTAL COMMERCIAL PAPER			1,094,074,963
U.S. Government and Government Agency Obligations - 2.2%

Other Government Related - 2.2%
Bank of America NA (FDIC Guaranteed)
6/15/09 to 7/29/09	1.10 to 1.36 (c)(e)	113,347,000	113,347,000
Citibank NA (FDIC Guaranteed)
6/30/09	1.28 (c)(e)	5,000,000	5,000,000
General Electric Capital Corp. (FDIC Guaranteed)
7/8/09	1.21 (c)(e)	68,625,000	68,625,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			186,972,000
Federal Agencies - 15.4%

Fannie Mae - 4.3%
7/23/09 to 11/9/09	0.86 to 2.03 (e)	367,000,000	365,434,828
Federal Home Loan Bank - 7.5%
7/2/09 to 6/4/10	0.60 to 2.66 (d)(e)	631,300,000	631,106,592
Freddie Mac - 3.6%
6/3/09 to 11/3/09	0.86 to 1.26 (e)	300,000,000	299,533,039
TOTAL FEDERAL AGENCIES			1,296,074,459
U.S. Treasury Obligations - 6.0%

U.S. Treasury Bills - 6.0%
7/2/09 to 4/8/10	0.52 to 1.36	508,000,000	506,253,338
Bank Notes - 1.1%

Bank of America NA
7/30/09	1.24 (e)	89,000,000	88,932,954
Medium-Term Notes - 10.8%
Due Date	Yield (a)	Principal Amount	Value
AT&T, Inc.
7/2/09	1.64% (b)(e)	$ 65,000,000	$ 65,000,000
Australia & New Zealand Banking Group Ltd.
6/2/09	1.49 (b)(e)	75,000,000	75,000,000
Bank of America NA
7/6/09	1.40 (e)	75,000,000	75,000,000
Bank of Montreal
6/5/09	0.91 (b)(e)	27,000,000	27,000,000
Banque Federative du Credit Mutuel
8/28/09	0.96 (b)(e)	28,000,000	28,000,000
BNP Paribas SA
8/13/09	1.15 (e)	36,000,000	36,000,000
BP Capital Markets PLC
6/11/09	1.44 (e)	25,000,000	25,000,000
Comcast Corp.
7/14/09	1.44 (e)	22,600,000	22,600,000
Commonwealth Bank of Australia
7/3/09	1.40 (b)(e)	49,000,000	49,000,000
Credit Agricole SA
6/22/09	1.48 (b)(e)	100,000,000	100,000,000
General Electric Capital Corp.
6/8/09 to 8/31/09	0.46 to 0.77 (e)	22,000,000	21,999,965
Lloyds TSB Group PLC
8/7/09	1.29 (b)(e)	50,000,000	50,000,000
National Australia Bank Ltd.
6/8/09	1.51 (b)(e)	31,000,000	31,000,000
New York Life Insurance Co.
6/30/09 to 8/27/09	1.72 to 2.37 (e)(f)	47,000,000	47,000,000
Nordea Bank AB
7/24/09	1.45 (e)	23,000,000	23,000,000
Procter & Gamble Co.
6/6/09	1.31 (e)	9,000,000	9,000,000
Royal Bank of Canada
6/15/09	0.76 (b)(e)	50,000,000	50,000,000
Societe Generale
6/4/09	1.68 (b)(e)	23,000,000	23,000,000
Toyota Motor Credit Corp.
6/19/09	0.34 (e)	11,000,000	11,000,000
Transamerica Occidental Life Insurance Co.
7/1/09	1.46 (e)(f)	27,000,000	27,000,000
Verizon Communications, Inc.
6/15/09	1.38 (e)	17,000,000	17,000,000
Wells Fargo & Co.
6/15/09	0.49 (b)(e)	30,000,000	30,000,782
Westpac Banking Corp.
6/4/09 to 7/14/09	1.44 to 1.51 (b)(e)	63,000,000	62,997,955
TOTAL MEDIUM-TERM NOTES			905,598,702
Short-Term Notes - 0.1%
Due Date	Yield (a)	Principal Amount	Value
Metropolitan Life Insurance Co.
7/1/09	2.71% (e)(f)	$ 5,000,000	$ 5,000,000
Asset-Backed Securities - 0.7%

Harley Davidson Motor Trust
5/17/10	1.49	11,350,000	11,350,000
Honda Auto Receivables Owner Trust
5/17/10	1.32	21,920,000	21,920,000
Volkswagen Auto Lease Trust
5/17/10	1.45	25,440,000	25,440,000
TOTAL ASSET-BACKED SECURITIES			58,710,000
Repurchase Agreements - 5.0%
	Maturity Amount
In a joint trading account at 0.19% dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) #	$ 698,011	698,000
With:
Barclays Capital, Inc. at:
0.55%, dated 5/14/09 due 6/16/09 (Collateralized by Equity Securities valued at $23,106,359)	21,010,588	21,000,000
0.58%, dated 5/6/09 due 6/5/09 (Collateralized by Equity Securities valued at $14,306,015)	13,006,283	13,000,000
0.6%, dated 5/22/09 due 8/21/09 (Collateralized by U.S. Government Obligations valued at $3,090,516, 5.98%, 5/20/39)	3,004,550	3,000,000
0.8%, dated 4/17/09 due 6/16/09 (Collateralized by Equity Securities valued at $9,910,177)	9,012,000	9,000,000
BNP Paribas Securities Corp. at 0.52%, dated 5/29/09 due 6/1/09 (Collateralized by Equity Securities valued at $20,900,914)	19,000,823	19,000,000
Deutsche Bank Securities, Inc. at:
0.53%, dated 5/18/09 due 6/17/09 (Collateralized by Commercial Paper Obligations valued at $7,211,492, 7/17/09 - 8/18/09)	7,003,092	7,000,000
0.55%, dated:
4/30/09 due 6/1/09 (Collateralized by Equity Securities valued at $8,804,318)	8,003,911	8,000,000
5/7/09 due 6/8/09 (Collateralized by Corporate Obligations valued at $13,655,214, 5.45%, 4/1/19)	13,006,356	13,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
0.6%, dated 5/18/09 due 7/17/09 (Collateralized by Commercial Paper Obligations valued at $20,687,529, 7/17/09)	$ 20,020,000	$ 20,000,000
0.65%, dated:
5/20/09 due 8/18/09 (Collateralized by Commercial Paper Obligations valued at $13,437,062, 8/18/09)	13,021,125	13,000,000
5/27/09 due 8/25/09 (Collateralized by Commercial Paper Obligations valued at $23,746,705, 6/17/09 - 8/25/09)	23,037,375	23,000,000
0.7%, dated 5/12/09 due 8/12/09 (Collateralized by Commercial Paper Obligations valued at $4,135,060, 8/12/09)	4,007,156	4,000,000
ING Financial Markets LLC at 0.58%, dated 5/11/09 due 6/10/09 (Collateralized by Corporate Obligations valued at $5,253,492, 5.55%, 5/4/20)	5,002,417	5,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.52%, dated 5/29/09 due 6/1/09 (Collateralized by Equity Securities valued at $37,401,697)	34,001,473	34,000,000
Morgan Stanley & Co. at 0.52%, dated 5/29/09 due 6/1/09 (Collateralized by Equity Securities valued at $209,009,094)	190,008,233	190,000,000
RBC Capital Markets Co. at 0.57%, dated 5/29/09 due 6/1/09 (Collateralized by Equity Securities valued at $7,700,368)	7,000,333	7,000,000
UBS Securities LLC at 0.63%, dated 5/18/09 due 7/2/09 (Collateralized by Corporate Obligations valued at $35,707,854, 5.2% - 7.88%, 2/15/10 - 11/1/34)	34,026,775	34,000,000
TOTAL REPURCHASE AGREEMENTS		423,698,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $8,490,565,414)	8,490,565,414
NET OTHER ASSETS - (0.9)%	(72,491,360)
NET ASSETS - 100%	$ 8,418,074,054
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $651,864,397 or 7.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $186,972,000 or 2.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $159,250,000 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 2.71%, 7/1/09	3/26/02	$ 5,000,000
New York Life Insurance Co.: 1.72%, 8/27/09	5/8/09	$ 19,000,000
2.37%, 6/30/09	3/23/09	$ 28,000,000
Roche Holdings, Inc. 1.91%, 9/18/09	3/13/09	$ 80,250,000
Transamerica Occidental Life Insurance Co. 1.46%, 7/1/09	3/27/08	$ 27,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$698,000 due 6/01/09 at 0.19%
BNP Paribas Securities Corp.	$ 66,849
Banc of America Securities LLC	42,218
Bank of America, NA	70,368
Barclays Capital, Inc.	113,908
Citigroup Global Markets, Inc.	8,796
Deutsche Bank Securities, Inc.	61,572
Greenwich Capital Markets, Inc.	17,592
ING Financial Markets LLC	53,762
J.P. Morgan Securities, Inc.	70,303
Merrill Lynch Government Securities, Inc.	17,592
Morgan Stanley & Co., Inc.	10,555
RBC Capital Markets Corp.	6,157
Societe Generale, New York Branch	52,776
UBS Securities LLC	96,756
Wachovia Capital Markets LLC	8,796
$ 698,000
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,490,565,414	$ -	$ 8,490,565,414	$ -
Income Tax Information
At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $8,490,565,414.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a - 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Intermediate
Treasury Bond Index

May 31, 2009

1.832120.103

ITB-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.8%
	Principal Amount	Value
U.S. Treasury Obligations - 98.8%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 31,314,000	$ 39,563,298
7.5% 11/15/16	29,812,000	38,280,456
8.75% 5/15/17	11,298,000	15,579,761
8.875% 8/15/17	24,747,000	34,498,852
8.875% 2/15/19	19,271,000	27,557,530
9% 11/15/18	21,448,000	30,851,618
9.125% 5/15/18	17,975,000	25,850,297
9.25% 2/15/16	14,000,000	19,394,368
11.25% 2/15/15	12,499,000	18,232,916
11.75% 11/15/14	10,248,000	10,766,805
12.5% 8/15/14	6,467,000	6,626,146
U.S. Treasury Notes:
2.375% 3/31/16	53,351,000	51,221,121
2.625% 4/30/16	19,890,000	19,380,319
2.75% 2/15/19	110,146,000	103,511,906
3.125% 5/15/19	34,197,000	33,219,308
3.5% 2/15/18	18,040,000	18,238,729
3.75% 11/15/18	104,366,000	106,665,183
3.875% 5/15/18	158,000,000	163,925,000
4% 2/15/15	63,937,000	68,587,394
4.125% 5/15/15	67,032,000	72,315,998
4.25% 8/15/14	32,821,000	35,790,283
4.25% 11/15/14	57,751,000	62,984,684
4.25% 8/15/15	51,347,000	55,803,766
4.5% 11/15/15	40,146,000	44,286,056
4.5% 2/15/16	140,736,000	154,391,755
4.5% 5/15/17	62,195,000	67,933,484
4.625% 11/15/16	163,450,000	180,012,062
4.625% 2/15/17	32,387,000	35,686,426
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,517,525,230)		1,541,155,521
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $19,437,000)	$ 19,437,278	$ 19,437,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,536,962,230)		1,560,592,521
NET OTHER ASSETS - 0.0%		(290,996)
NET ASSETS - 100%		$ 1,560,301,525
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$19,437,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 857,335
Bank of America, NA	1,650,411
Barclays Capital, Inc.	2,750,685
Credit Suisse Securities (USA) LLC	135,835
Deutsche Bank Securities, Inc.	3,039,995
HSBC Securities (USA), Inc.	2,750,685
ING Financial Markets LLC	916,895
J.P. Morgan Securities, Inc.	6,418,265
Mizuho Securities USA, Inc.	458,447
Societe Generale, New York Branch	458,447
$ 19,437,000
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,560,592,521	$ -	$ 1,560,592,521	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,538,063,384. Net unrealized appreciation aggregated $22,529,137, of which $44,950,693 related to appreciated investment securities and $22,421,556 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

May 31, 2009

1.832125.103

LBX-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.0%
	Principal Amount	Value
U.S. Treasury Obligations - 98.0%
U.S. Treasury Bonds:
3.5% 2/15/39	$ 13,212,000	$ 11,385,045
4.25% 5/15/39	4,918,000	4,846,541
4.375% 2/15/38	6,714,000	6,744,421
4.5% 2/15/36	6,499,000	6,650,303
4.75% 2/15/37	13,951,000	14,825,114
5% 5/15/37	624,000	689,227
5.25% 2/15/29	4,748,000	5,313,306
5.375% 2/15/31	8,232,000	9,396,054
5.5% 8/15/28	1,197,000	1,375,615
6.125% 11/15/27	6,781,000	8,318,382
6.125% 8/15/29	7,438,000	9,218,471
6.25% 5/15/30	4,140,000	5,222,221
6.375% 8/15/27	780,000	981,216
6.625% 2/15/27	9,889,000	12,722,812
6.875% 8/15/25	6,653,000	8,702,956
7.125% 2/15/23	2,309,000	3,007,473
7.25% 8/15/22	18,837,000	24,688,243
7.5% 11/15/24	7,781,000	10,680,636
7.625% 2/15/25	2,492,000	3,465,826
7.875% 2/15/21	4,943,000	6,713,983
8.125% 8/15/19	5,415,000	7,427,008
8.125% 5/15/21	6,717,000	9,311,441
8.125% 8/15/21	268,000	372,018
8.5% 2/15/20	3,409,000	4,800,298
8.75% 5/15/20	793,000	1,135,725
8.75% 8/15/20	5,029,000	7,213,472
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $190,645,257)		185,207,807
Cash Equivalents - 0.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $1,014,000)	$ 1,014,014	$ 1,014,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $191,659,257)		186,221,807
NET OTHER ASSETS - 1.5%		2,871,536
NET ASSETS - 100%		$ 189,093,343
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,014,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 44,726
Bank of America, NA	86,100
Barclays Capital, Inc.	143,499
Credit Suisse Securities (USA) LLC	7,086
Deutsche Bank Securities, Inc.	158,591
HSBC Securities (USA), Inc.	143,499
ING Financial Markets LLC	47,833
J.P. Morgan Securities, Inc.	334,832
Mizuho Securities USA, Inc.	23,917
Societe Generale, New York Branch	23,917
$ 1,014,000

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investmen Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 186,221,807	$ -	$ 186,221,807	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $192,285,800. Net unrealized depreciation aggregated $6,063,993, of which $2,170,761 related to appreciated investment securities and $8,234,754 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt Securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Short-Term Treasury
Bond Index Fund

May 31, 2009

1.832122.103

STD-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.0%
	Principal Amount	Value
U.S. Treasury Obligations - 99.0%
U.S. Treasury Notes:
0.875% 2/28/11	$ 28,327,000	$ 28,359,010
0.875% 3/31/11	11,283,000	11,293,583
1.125% 1/15/12	4,830,000	4,817,925
1.375% 2/15/12	45,179,000	45,362,517
1.5% 12/31/13	9,824,000	9,540,794
1.75% 11/15/11	7,228,000	7,334,179
1.75% 1/31/14	8,810,000	8,627,633
1.875% 2/28/14	37,140,000	36,478,537
1.875% 4/30/14	10,278,000	10,062,779
2% 11/30/13	2,721,000	2,703,569
2.25% 5/31/14	10,119,000	10,072,351
2.75% 7/31/10	38,307,000	39,291,605
3.375% 11/30/12	47,671,000	50,616,925
3.375% 7/31/13	57,822,000	61,160,293
3.875% 10/31/12	3,132,000	3,374,486
4.25% 10/15/10	52,982,000	55,622,835
4.25% 1/15/11	2,884,000	3,048,477
4.375% 12/15/10	3,582,000	3,781,808
4.5% 11/15/10	658,000	694,318
4.5% 2/28/11	3,580,000	3,808,225
4.5% 3/31/12	4,111,000	4,476,813
4.625% 8/31/11	4,730,000	5,107,662
4.625% 10/31/11	24,120,000	26,138,169
4.625% 12/31/11	7,211,000	7,839,713
4.625% 2/29/12	7,335,000	8,000,307
4.625% 7/31/12	3,557,000	3,904,085
4.75% 3/31/11	19,907,000	21,329,256
4.75% 5/31/12	7,108,000	7,814,358
4.75% 5/15/14	1,782,000	1,983,589
4.875% 4/30/11	9,368,000	10,075,724
4.875% 5/31/11	2,688,000	2,898,629
4.875% 7/31/11	17,925,000	19,426,219
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $509,778,934)		515,046,373
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $597,000)	$ 597,009	$ 597,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $510,375,934)		515,643,373
NET OTHER ASSETS - 0.9%		4,473,506
NET ASSETS - 100%		$ 520,116,879
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$597,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 26,333
Bank of America, NA	50,692
Barclays Capital, Inc.	84,486
Credit Suisse Securities (USA) LLC	4,172
Deutsche Bank Securities, Inc.	93,372
HSBC Securities (USA), Inc.	84,486
ING Financial Markets LLC	28,162
J.P. Morgan Securities, Inc.	197,135
Mizuho Securities USA, Inc.	14,081
Societe Generale, New York Branch	14,081
$ 597,000
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 515,643,373	$ -	$ 515,643,373	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $510,399,317. Net unrealized appreciation aggregated $5,244,056, of which $6,732,118 related to appreciated investment securities and $1,488,062 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009